Accounts payable	12 Months Ended
Mar. 31, 2012
Accounts payable

13. Accounts payable

Accounts payable consists of the following:

	As of March 31,
	2011		2012
	(In millions)
Interconnect charges payable	Rs.	18,467	Rs.	16,767	US$	329
Payables for capital and other supplies		6,291		11,642		229

Total	Rs.	24,758	Rs.	28,409	US$	558